UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21465

CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King of Prussia Road,

Suite 600 Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-711-4272

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2012

Shares		Market Value ($)
	Real Estate Securities* - 102.3%
	Common Stock - 84.1%

	Australia - 12.5%
5,453,037	CFS Retail Property Trust	$10,111,837
2,776,835	Charter Hall Retail Real Estate Investment Trust	9,090,248
38,529,000	Dexus Property Group	34,725,266
7,053,616	Goodman Group	5,041,961
3,536,700	GPT Group	11,431,189
4,102,827	Westfield Group	37,530,340
8,119,662	Westfield Retail Trust	21,701,825

		129,632,666

	Canada - 11.4%
200,100	Calloway Real Estate Investment Trust	5,427,696
500,000	Crombie Real Estate Investment Trust (a)	7,003,852
884,800	H&R Real Estate Investment Trust	20,945,888
2,082,900	InnVest Real Estate Investment Trust	10,962,083
440,000	InnVest Real Estate Investment Trust (a)	2,315,674
700,000	Primaris Retail Real Estate Investment Trust (a)	15,156,336
2,078,800	RioCan Real Estate Investment Trust	56,220,886

		118,032,415

	France - 3.9%
65,700	Altarea	10,542,867
351,122	Societe de la Tour Eiffel	20,340,126
49,220	Unibail-Rodamco SE	9,828,662

		40,711,655

	Germany - 0.5%
135,820	GSW Immobilien AG (b)	4,687,284

	Hong Kong - 3.2%
8,913,000	Link REIT (The)	33,176,932

	Japan - 2.0%
620	Frontier Real Estate Investment Corp.	5,107,965
10,652	Japan Retail Fund Investment Corp.	15,907,781

		21,015,746

	Netherlands - 3.3%
116,780	Corio NV	6,150,654
357,401	Eurocommercial Properties NV	13,521,763
277,161	VastNed Retail NV	14,533,125

		34,205,542

See previously submitted notes to financial statements for the annual period ended December 31, 2011.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (continued)

March 31, 2012

Shares		Market Value ($)
	New Zealand - 0.8%
9,050,000	Goodman Property Trust	$7,675,582

	Singapore - 5.0%
6,735,000	Ascendas Real Estate Investment Trust	10,820,137
16,748,000	CapitaMall Trust	24,042,741
6,761,600	Global Logistic Properties Ltd. (b)	11,830,851
4,757,000	Suntec Real Estate Investment Trust	4,729,192

		51,422,921

	United Kingdom - 3.6%
1,939,300	Land Securities Group Plc	22,386,787
4,045,110	Segro Plc	15,175,303

		37,562,090

	United States - 37.9%
795,353	Brandywine Realty Trust	9,130,652
826,200	Camden Property Trust	54,322,650
668,632	CBL & Associates Properties, Inc.	12,650,518
1,472,700	Extra Space Storage, Inc.	42,399,033
327,769	General Growth Properties, Inc.	5,568,795
1,533,200	Liberty Property Trust	54,765,904
1,183,685	Macerich Co. (The) (c)	68,357,809
1,847,070	OMEGA Healthcare Investors, Inc.	39,268,708
714,731	ProLogis, Inc.	25,744,611
100,000	Regency Centers Corp.	4,448,000
194,219	Simon Property Group, Inc.	28,293,824
1,211,534	UDR, Inc.	32,360,073
78,660	Ventas, Inc. (c)	4,491,486
712,120	Verde Realty (b)(d)	10,681,800

		392,483,863

	Total Common Stock
	(cost $721,799,758)	870,606,696

	Preferred Stock - 18.2%

	United States - 18.2%
450,000	Alexandria Real Estate Equities, Inc., Series C	11,236,500
80,500	Apartment Investment & Management Co., Series U	2,020,550
360,000	Apartment Investment & Management Co., Series V	9,129,600
150,000	Apartment Investment & Management Co., Series Y	3,792,000
480,000	BioMed Realty Trust, Inc., Series A	12,072,000
51,000	CBL & Associates Properties, Inc., Series C	1,286,730
100,000	CBL & Associates Properties, Inc., Series D	2,500,000
272,700	Cedar Realty Trust, Inc., Series A	6,842,043

See previously submitted notes to financial statements for the annual period ended December 31, 2011.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

March 31, 2012

Shares		Market Value ($)
171,300	Corporate Office Properties Trust SBI MD, Series J	$4,318,473
320,000	Digital Realty Trust, Inc., Series E	8,435,200
121,700	Eagle Hospitality Properties Trust, Inc., Series A (b)	390,961
400,000	Entertainment Properties Trust, Series D	9,988,000
20,000	Glimcher Realty Trust, Series F	501,400
645,700	Glimcher Realty Trust, Series G	15,961,704
520,000	Health Care REIT, Inc., Series F	13,000,000
150,000	iStar Financial, Inc., Series F	2,814,000
765,000	iStar Financial, Inc., Series I	14,535,000
200,000	LaSalle Hotel Properties, Series D	5,000,000
600,000	LaSalle Hotel Properties, Series E	15,126,000
520,000	LaSalle Hotel Properties, Series G	12,974,000
268,000	Pebblebrook Hotel Trust, Series A	6,941,200
442,500	SL Green Realty Corp., Series C	11,133,300
200,000	SL Green Realty Corp., Series D	5,076,000
142,600	Taubman Centers, Inc., Series G	3,624,892
373,500	Taubman Centers, Inc., Series H	9,430,875

	Total Preferred Stock
	(cost $189,592,988)	188,130,428

	Total Investments - 102.3%
	(cost $911,392,746)	1,058,737,124

	Liabilities in Excess of Other Assets - (2.3)%	(23,572,515)

	Net Assets - 100.0%	$1,035,164,609

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the securities amounted to $24,475,862 or 2.4% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of these securities have been physically segregated in connection with written option contracts.
(d)	Fair valued pursuant to guidelines approved by the board.

Number of Contracts	Call Options Written (b)	Expiration Date	Exercise Price	Market Value
4,000	Macerich Co. (The)	June 2012	$60.00	$330,000
400	Ventas, Inc.	May 2012	60.00	14,000

	Total Call Options Written
	(Premiums received $189,477)			$344,000

See previously submitted notes to financial statements for the annual period ended December 31, 2011.

Notes to Portfolio of Investments (unaudited)

(A) Fair Value

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1	-	unadjusted quoted prices in active markets for identical investments
Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	-	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2012 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stocks
Australia	$129,632,666	$—	$—	$129,632,666
Canada	118,032,415	—	—	118,032,415
France	40,711,655	—	—	40,711,655
Germany	4,687,284	—	—	4,687,284
Hong Kong	33,176,932	—	—	33,176,932
Japan	21,015,746	—	—	21,015,746
Netherlands	34,205,542	—	—	34,205,542
New Zealand	7,675,582	—	—	7,675,582
Singapore	51,422,921	—	—	51,422,921
United Kingdom	37,562,090	—	—	37,562,090
United States	381,802,063	—	10,681,800	392,483,863

Total Common Stocks	859,924,896	—	10,681,800	870,606,696

Preferred Stocks
United States	187,739,467	390,961	—	188,130,428

Total Investments in Real Estate Securities	1,047,664,363	390,961	10,681,800	1,058,737,124

Call Options Written
United States	(14,000)	(330,000)	—	(344,000)

Total	$1,047,650,363	$60,961	$10,681,800	$1,058,393,124

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments

See previously submitted notes to financial statements for the annual period ended December 31, 2011.

Notes to Portfolio of Investments (unaudited) (concluded)

and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

It is the Trust’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The fair value of Level 2 and Level 1 investments at December 31, 2011 was $5,065,001 and $969,274,999, respectively. $4,868,760 was transferred out of Level 2 into Level 1 during the period ended March 31, 2012 as a result of obtaining quoted exchange closing prices from the Trust’s third party pricing vendor.

The Trust has one investment in a private equity security which is classified as Level 3 because no market quotations are readily available. In determining the fair value of this investment, the following factors may be evaluated: balance sheet, income statement, the portfolio of real estate investments held, economic factors and conditions in which the company operates, and comparable public company valuations and trading prices.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
United States
Balance as of December 31, 2011	$10,681,800
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2012	$10,681,800

(B) Options

The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the over-the-counter (“OTC”) market as a means of achieving additional return or of hedging the value of the Fund’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Transactions in option contracts during the quarter ended March 31, 2012 were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during the period	4,400	189,447

Options outstanding, end of period	4,400	$189,447

See previously submitted notes to financial statements for the annual period ended December 31, 2011.

Item 2.    Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.    Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CBRE Clarion Global Real Estate Income Fund

By:	/s/ T. Ritson Ferguson
Name:	T. Ritson Ferguson
Title:	President and Chief Executive Officer

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ T. Ritson Ferguson
Name:	T. Ritson Ferguson
Title:	President and Chief Executive Officer

Date:	May 24, 2012

By:	/s/ Jonathan A. Blome
Name:	Jonathan A. Blome
Title:	Chief Financial Officer

Date:	May 24, 2012